Redeemable Convertible Preferred Shares - Additional Information (Details)				1 Months Ended						12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 27, 2018 shares	Aug. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2020 shares	May 31, 2020 shares	Nov. 30, 2019 shares	Aug. 31, 2018 USD ($) $ / shares shares	Apr. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) Installment shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2018	Apr. 30, 2018
Class Of Stock [Line Items]
Preferred shares convertible, beneficial conversion feature										$ 0
Accretion to redemption value of convertible redeemable preferred shares											$ 1,022,461	$ 3,038,407
Temporary equity accretion adjustment to initial carrying amount											$ 1,022,461	3,038,407
Minimum
Class Of Stock [Line Items]
Pre-initial public offering valuation amount to qualify IPO										600,000,000
Maximum
Class Of Stock [Line Items]
Pre-initial public offering valuation amount to qualify IPO										$ 120,000,000
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Equity method investment, ownership percentage															2.50%	8.36%
Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage										8.36%						8.36%
Temporary equity shares carrying value derecognized										$ 19,495,152
Temporary equity increase in preferred stock value										95
Temporary equity shares fair value										$ 19,495,057
Shanghai ECMOHO Health Technology Co., Limited
Class Of Stock [Line Items]
Equity method investment, ownership percentage		97.50%
NCI Holder
Class Of Stock [Line Items]
Equity method investment, ownership percentage										2.50%
Round A and Round B Investors
Class Of Stock [Line Items]
Percentage of put price of original investment amount										110.00%
Percentage of put price of original investment amount plus compound interest										15.00%
Percentage of put price of original investment amount not achieve in public listing before August 2021										110.00%
Percentage of put price of original investment amount plus compound interest not achieve in public listing before August 2021										10.00%
Remaining equity method investment ownership percentage of equity interest held in before reorganization		2.50%
Round A Investors
Class Of Stock [Line Items]
Capital contribution from investors									$ 13,081,880					$ 13,081,880
Percentage of exchange equity interests														19.00%
Round A Investors | Founders
Class Of Stock [Line Items]
Equity method investment, ownership percentage																8.36%
Round A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Percentage of exchange equity interests									19.00%
Temporary equity accretion adjustment to initial carrying amount												1,018,493
Round B Investors
Class Of Stock [Line Items]
Capital contribution from investors								$ 24,000,000					$ 24,000,000
Percentage of exchange equity interests													12.00%
Percentage of liquidation on investment										150.00%
Round B Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Percentage of exchange equity interests								12.00%
Temporary equity accretion adjustment to initial carrying amount												$ 1,574,737
Class A Ordinary Shares
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares | shares						20,336,100				3,794,784	29,336,099	9,519,000
Conversion of Preferred Shares | shares				3,794,784	3,794,784					3,794,784
Preferred shares, conversion basis						one-for-one basis
Preferred shares conversion ratio						100.00%
Class A Ordinary Shares | Average Basis
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares | shares						8,999,999
Preferred shares, conversion basis						1-for-1.13
Preferred shares conversion ratio						113.00%
Class A Ordinary Shares | Founders
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares							9,519,000
Shares issued upon conversion of preferred shares | shares										9,519,000
Class A Ordinary Shares | Third Party Investors | Founders
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares							8,880,894
Class A-1 Ordinary Shares | Round A and Round B Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares			9,519,000
Equity interests with preferential rights. exchanged to shares of preferred stock | shares										9,519,000
Class A-2 Ordinary Shares | Round A and Round B Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares		10,817,100
Equity interests with preferential rights. exchanged to shares of preferred stock | shares										10,817,100
Series A Preferred Shares
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares	7,938,915		7,938,915
Temporary equity, redemption price per share | $ / shares	$ 2.8341		$ 2.8341				$ 2.8341
Proceeds from issuance of convertible redeemable preferred shares including issuance cost	$ 22,500,000		$ 22,500,000
Debt issuance costs	$ 70,033		$ 70,033				$ 70,033
Initial conversion ratio										1
Preferred shares, dividend rate percentage										6.00%
Preferred stock, liquidation preference percentage										100.00%
Preferred stock shares redemption price annual rate in addition to issuance price										6.00%
Preferred stock shares redemption price, number of monthly installments | Installment										36
Period to commencement of redemption price										3 years
Shares issued upon conversion of preferred shares | shares												7,938,915
Conversion of Preferred Shares | shares						7,938,915					(7,938,915)
Class A-1 and A-2 Ordinary Shares | Qualified Initial Public Offering
Class Of Stock [Line Items]
Initial conversion ratio										1
Class A-2 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage										100.00%
Preferred stock shares redemption price annual rate in addition to issuance price										6.00%
Preferred stock shares redemption price, number of monthly installments | Installment										36
Period to commencement of redemption price										3 years
Temporary equity shares fair value										$ 26,172,432
Accumulated deficit										5,268,188
Temporary equity accretion adjustment to initial carrying amount										$ 0
Conversion of Preferred Shares | shares						10,817,100					(10,817,100)
Class A-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage										100.00%
Preferred stock shares redemption price annual rate in addition to issuance price										6.00%
Preferred stock shares redemption price, number of monthly installments | Installment										36
Period to commencement of redemption price										3 years
Temporary equity shares fair value										$ 19,495,152
Accumulated deficit										8,754,073
Temporary equity accretion adjustment to initial carrying amount										0
Conversion of Preferred Shares | shares						9,519,000					(9,519,000)
Round A Preferred Shares
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized										$ 8,361,109
Temporary equity accretion adjustment to initial carrying amount												$ 1,018,493
Percentage of extinguishment of shares during reorganization										8.36%		8.36%
Round A Preferred Shares | Founders
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized										$ 8,754,168
Temporary equity shares fair value										19,495,152
Preferred shares fair value measurement difference charged to additional paid in capital										10,740,984
Round B Preferred Shares
Class Of Stock [Line Items]
Temporary equity shares carrying value derecognized										23,284,214
Temporary equity accretion adjustment to initial carrying amount												$ 1,574,737
Class A One Class A Two And Series A Preferred Shares
Class Of Stock [Line Items]
Preferred shares fair value measurement difference charged to additional paid in capital										$ 14,022,261